Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid expenses and other current assets
Prepaid expenses and other current assets

8. Prepaid expenses and other current assets

Prepaid expenses and other current assets of EUR 23,763k (2022: EUR 40,002k) include prepayments for future service agreements and material in the amount of EUR 1,075k (2022: EUR 4,507k), deferred charges of EUR 5,463k (2022: EUR 5,345k) and receivables of EUR 4,344k (2022: EUR 5,595k). For more details, refer to Note 3.8. As of December 31, 2023, we had tax receivables, mainly VAT refund claims, of EUR 12,881k in other current assets (2022: EUR 24,555k).